TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
TAXATION
Current	Rp 7,605	$ 456	Rp 7,635	Rp 8,796
Deferred	(1,064)	(65)	506	(331)
Net income tax expense	6,541	$ 391	8,141	8,465
The Company
TAXATION
Current	1,016		905	1,271
Deferred	(489)		316	182
Subsidiaries
TAXATION
Current	6,589		6,730	7,525
Deferred	Rp (575)		Rp 190	Rp (513)